INCOME TAXES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Net operating loss carry forwards	$ 5,329,518	$ 5,014,461
Less valuation allowance	(5,329,518)	(5,014,461)
Net deferred tax asset	$ 0	$ 0